Note 18 - Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2025
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
(thousands of Canadian dollars)
for the three months ended	July 31, 2025						July 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$26,656	$3,123	$-	$-	$-	$29,779	$24,944	$-	$-	$-	$24,944
Non-interest income	(37)	(7)	622	1,569	(343)	1,804	175	816	1,403	(342)	2,052
Total revenue	26,619	3,116	622	1,569	(343)	31,583	25,119	816	1,403	(342)	26,996

Provision for (recovery of) credit losses	1,201	(20)	-	-	-	1,181	(1)	-	-	-	(1)
	25,418	3,136	622	1,569	(343)	30,402	25,120	816	1,403	(342)	26,997

Non-interest expenses:
Salaries and benefits	7,214	1,174	214	1,497	-	10,099	5,945	291	1,271	-	7,507
General and administrative	8,636	1,163	47	214	(343)	9,717	4,729	135	311	(342)	4,833
Premises and equipment	898	186	373	376	-	1,833	824	70	300	-	1,194
	16,748	2,523	634	2,087	(343)	21,649	11,498	496	1,882	(342)	13,534

Income (loss) before income taxes	8,670	613	(12)	(518)	-	8,753	13,622	320	(479)	-	13,463

Income tax provision	2,150	176	(35)	(120)	-	2,171	3,811	17	(70)	-	3,758

Net income (loss)	$6,520	$437	$23	$(398)	$-	$6,582	$9,811	$303	$(409)	$-	$9,705

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489	$4,507,158	$3,181	$25,152	$(19,055)	$4,516,436

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347	$4,102,239	$1,215	$28,256	$(24,259)	$4,107,451
(thousands of Canadian dollars)
for the nine months ended	July 31, 2025						July 31, 2024
	Digital Banking	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated	Digital Banking	Digital Meteor	DRTC	Eliminations/	Consolidated
	Canada	USA			Adjustments		Canada			Adjustments
Net interest income	$75,866	$7,669	$-	$-	$-	$83,535	$77,754	$-	$-	$-	$77,754
Non-interest income	210	(24)	1,533	5,347	(1,052)	6,014	557	898	6,157	(1,018)	6,594
Total revenue	76,076	7,645	1,533	5,347	(1,052)	89,549	78,311	898	6,157	(1,018)	84,348

Provision for (recovery of) credit losses	3,188	(94)	-	-	-	3,094	(112)	-	-	-	(112)
	72,888	7,739	1,533	5,347	(1,052)	86,455	78,423	898	6,157	(1,018)	84,460

Non-interest expenses:
Salaries and benefits	18,339	3,802	684	5,043	-	27,868	17,040	392	4,022	-	21,454
General and administrative	18,619	2,560	434	1,365	(1,052)	21,926	12,450	207	1,084	(1,018)	12,723
Premises and equipment	2,748	399	544	1,379	-	5,070	2,437	93	1,036	-	3,566
	39,706	6,761	1,662	7,787	(1,052)	54,864	31,927	692	6,142	(1,018)	37,743

Income (loss) before income taxes	33,182	978	(129)	(2,440)	-	31,591	46,496	206	15	-	46,717

Income tax provision	8,698	305	(33)	(633)	-	8,337	12,431	50	4	-	12,485

Net income (loss)	$24,484	$673	$(96)	$(1,807)	$-	$23,254	$34,065	$156	$11	$-	$34,232

Total assets	$5,124,771	$348,389	$11,543	$25,015	$(32,229)	$5,477,489	$4,507,158	$3,181	$25,152	$(19,055)	$4,516,436

Total liabilities	$4,790,738	$155,228	$9,491	$19,410	$(25,520)	$4,949,347	$4,102,239	$1,215	$28,256	$(24,259)	$4,107,451